Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 10, 2018
Registrant Name	dei_EntityRegistrantName	T. Rowe Price International Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000313212
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 10, 2018
Document Effective Date	dei_DocumentEffectiveDate	Dec. 10, 2018
Prospectus Date	rr_ProspectusDate	Dec. 10, 2018
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A